(Vanguard LifeStrategy Conservative Growth Fund Annuity) (Vanguard LifeStrategy Conservative Growth Fund, Vanguard LifeStrategy Conservative Growth Fund - Investor Shares)	18 Months Ended
Apr. 30, 2011
Vanguard LifeStrategy Conservative Growth Fund | Vanguard LifeStrategy Conservative Growth Fund - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.15% [1]

[1]	The Acquired Fund Fees and Expenses in this table have been restated to reflect projected fund holdings and, therefore, will not correlate to the Acquired Fund Fees and Expenses shown in the Financial Highlights table.